UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 55.7%
	Diversified — 4.0%
77	Duke Realty Corp.	1,322
12	Liberty Property Trust	406
18	Vornado Realty Trust	1,770

		3,498

	Health Care — 6.7%
47	HCP, Inc.	1,850
38	Health Care REIT, Inc.	2,362
28	Ventas, Inc.	1,717

		5,929

	Hotels — 4.9%
72	Host Hotels & Resorts, Inc.	1,542
12	Hyatt Hotels Corp., Class A (a)	742
16	LaSalle Hotel Properties	561
41	RLJ Lodging Trust	1,181
4	Starwood Hotels & Resorts Worldwide, Inc.	358

		4,384

	Industrial — 3.3%
77	Prologis, Inc.	2,896

	Multifamily — 9.6%
38	Apartment Investment & Management Co., Class A	1,222
15	AvalonBay Communities, Inc.	2,049
21	Equity Lifestyle Properties, Inc.	881
36	Equity Residential	2,202
4	Essex Property Trust, Inc.	771
3	Post Properties, Inc.	136
43	UDR, Inc.	1,178

		8,439

	Office — 7.6%
18	Alexandria Real Estate Equities, Inc.	1,347
55	BioMed Realty Trust, Inc.	1,119
14	Boston Properties, Inc.	1,646
50	Brandywine Realty Trust	697
24	Douglas Emmett, Inc.	618
7	Kilroy Realty Corp.	404
9	SL Green Realty Corp.	878

		6,709

	Regional Malls — 9.4%
32	General Growth Properties, Inc.	744
24	Macerich Co. (The)	1,544
30	Simon Property Group, Inc.	4,917
14	Taubman Centers, Inc.	1,044

		8,249

	Shopping Centers — 5.5%
21	Brixmor Property Group, Inc.	472
60	DDR Corp.	998
4	Federal Realty Investment Trust	503
66	Kimco Realty Corp.	1,445
12	Regency Centers Corp.	659
26	Retail Opportunity Investments Corp.	376
12	Weingarten Realty Investors	382

		4,835

	Storage — 4.7%
68	CubeSmart	1,215
5	Extra Space Storage, Inc.	254
16	Public Storage	2,674

		4,143

	Total Common Stocks (Cost $44,859)	49,082

PRINCIPAL AMOUNT($)
Corporate Bonds — 15.3%
	Health Care — 7.4%
	HCP, Inc.,
361	5.625%, 05/01/17	397
900	6.000%, 03/01/15	920
870	6.000%, 01/30/17	961
637	6.300%, 09/15/16	701
	Health Care REIT, Inc.,
175	3.625%, 03/15/16	182
1,888	5.875%, 05/15/15	1,949
458	6.200%, 06/01/16	497
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	387
580	Senior Housing Properties Trust, 4.300%, 01/15/16	597

		6,591

	Industrial — 0.1%
78	ProLogis LP, 4.500%, 08/15/17	83

	Multifamily — 1.7%
219	Camden Property Trust, 5.700%, 05/15/17	241
183	ERP Operating LP, 5.750%, 06/15/17	204

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multifamily — Continued
999	Mid-America Apartments LP, 5.500%, 10/01/15	1,044

		1,489

	Office — 4.5%
419	BioMed Realty LP, 3.850%, 04/15/16	437
275	Brandywine Operating Partnership LP, 5.700%, 05/01/17	300
100	CommonWealth REIT, 6.250%, 08/15/16	106
30	Highwoods Realty LP, 7.500%, 04/15/18	35
900	Kilroy Realty LP, 5.000%, 11/03/15	938
1,188	Mack-Cali Realty LP, 5.800%, 01/15/16	1,257
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	745
125	SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership, 5.000%, 08/15/18	135

		3,953

	Shopping Centers — 1.6%
200	DDR Corp., 7.500%, 04/01/17	227
	Equity One, Inc.,
70	6.000%, 09/15/16	76
250	6.000%, 09/15/17	277
156	6.250%, 01/15/17	171
	Kimco Realty Corp.,
95	5.700%, 05/01/17	105
208	5.783%, 03/15/16	222
5	Post Apartment Homes LP, 4.750%, 10/15/17	5
282	Regency Centers LP, 5.875%, 06/15/17	313

		1,396

	Total Corporate Bonds (Cost $13,425)	13,512

SHARES
Preferred Stocks ($25 par value) — 21.7%
	Apartments — 0.5%
16	Campus Crest Communities, Inc., Series A, 8.000%, 02/09/17 @	412

	Diversified — 1.9%
3	Duke Realty Corp., Series L, 6.600%, 10/27/14 @	64
6	PS Business Parks, Inc., Series S, 6.450%, 01/18/17 @	163
2	PS Business Parks, Inc., Series T, 6.000%, 05/14/17 @	52
11	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 @	287
40	Vornado Realty LP, 7.875%, 10/01/39	998
2	Vornado Realty Trust, Series G, 6.625%, 10/27/14 @	61
2	Vornado Realty Trust, Series K, 5.700%, 07/18/17 @	43

		1,668

	Health Care — 0.1%
5	Health Care REIT, Inc., Series J, 6.500%, 03/07/17 @	117

	Hotels — 2.8%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 10/27/14 @	671
31	Strategic Hotels & Resorts, Inc., Series B, 8.250%, 10/27/14 @	769
2	Summit Hotel Properties, Inc., Series A, 9.250%, 10/28/16 @	62
38	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	1,017

		2,519

	Industrial — 0.9%
16	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	433
6	STAG Industrial, Inc., Series B, 6.625%, 04/16/18 @	156
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	184

		773

	Multifamily — 1.2%
39	Apartment Investment & Management Co., 6.875%, 05/16/19 @	996
2	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/07/17 @	60

		1,056

	Office — 3.5%
2	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	42
17	American Realty Capital Properties, Inc., Series F, 6.700%, 01/03/19 @	393
10	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	242
2	CommonWealth REIT, Series E, 7.250%, 05/15/16 @	40
53	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	1,356
11	Equity Commonwealth, 7.500%, 11/15/19	224
22	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	563
2	Kilroy Realty Corp., Series G, 6.875%, 03/27/17 @	61

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Office — continued
5	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	130

		3,051

	Regional Malls — 7.7%
50	CBL & Associates Properties, Inc., Series D, 7.375%, 10/27/14 @	1,275
10	CBL & Associates Properties, Inc., Series E, 6.625%, 10/05/17 @	240
59	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,459
8	Glimcher Realty Trust, 6.875%, 03/27/18 @	205
26	Glimcher Realty Trust, Series G, 8.125%, 10/27/14 @	660
23	Glimcher Realty Trust, Series H, 7.500%, 08/10/17 @	608
32	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	805
63	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	1,573

		6,825

	Shopping Centers — 2.6%
16	DDR Corp., Series J, 6.500%, 08/01/17 @	415
3	DDR Corp., Series K, 6.250%, 04/09/18 @	63
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	453
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	369
14	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	357
13	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	329
12	Weingarten Realty Investors, Series F, 6.500%, 10/27/14 @	304

		2,290

	Storage — 0.5%
16	CubeSmart, Series A, 7.750%, 11/02/16 @	414

	Total Preferred Stocks (Cost $18,554)	19,125

Short-Term Investment — 8.5%
	Investment Company — 8.5%
7,512	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)
	(Cost $7,512)	7,512

	Total Investments — 101.2% (Cost $84,350)	89,231
	Liabilities in Excess of Other Assets — (1.2)%	(1,098)

	NET ASSETS — 100.0%	$88,133

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,120
Aggregate gross unrealized depreciation	(239)

Net unrealized appreciation/depreciation	$4,881

Federal income tax cost of investments	$84,350

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$49,082	$—	$—	$49,082
Corporate Bonds	—	13,512	—	13,512
Preferred Stocks	18,920	205	—	19,125
Short-Term Investment
Investment Company	7,512	—	—	7,512

Total Investments in Securities	$75,514	$13,717	$—	$89,231

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 25, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer
November 25, 2014